PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 0.7%
Certificate of Deposit 0.3%
Cooperatieve Rabobank UA, Cooperatieve Rabobank UA, 3 Month LIBOR + 0.050% (cost $100,000,000)	0.176%(c)	11/02/21	100,000	$100,000,000
Municipal Bond 0.1%
Texas
Board of Regents of the University of Texas System, Revenue Bonds, FRDD (cost $32,090,000)	0.060(cc)	08/01/45	32,090	32,090,000
U.S. Government Agency Obligations 0.3%
Federal Farm Credit Bank,
1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)	0.066(c)	11/16/21	80,000	80,002,356
SOFR + 0.070% (Cap N/A, Floor 0.000%)	0.120(c)	02/17/22	25,000	25,005,071

Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	0.110(c)	02/11/22	26,000	26,001,965

Total U.S. Government Agency Obligations (cost $130,999,694)				131,009,392

Total Long-Term Investments (cost $263,089,694)				263,099,392

Short-Term Investments 98.7%
Certificates of Deposit 16.2%
Bank of America NA,
SOFR + 0.150%	0.200(c)	10/11/22	55,000	55,000,003
SOFR + 0.160%	0.210(c)	07/08/22	140,000	139,992,441

Bank of America NA	0.170	11/08/21	116,000	116,000,117
Bank of Montreal,
3 Month LIBOR + 0.040%	0.169(c)	02/25/22	32,000	32,005,228
3 Month LIBOR + 0.050%	0.181(c)	02/23/22	94,000	94,009,069
3 Month LIBOR + 0.100%	0.224(c)	11/17/21	45,000	45,003,223
3 Month LIBOR + 0.110%	0.224(c)	12/13/21	60,000	60,008,215
SOFR + 0.150%	0.200(c)	09/28/22	72,500	72,494,291
US Federal Funds Effective Rate + 0.120%	0.200(c)	09/22/22	50,000	49,999,998

Bank of Montreal	0.200	07/20/22	135,000	134,936,959
Bank of Nova Scotia,
SOFR + 0.150%	0.200(c)	08/19/22	98,000	98,006,108
SOFR + 0.150%	0.200(c)	10/17/22	70,000	69,990,804

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Certificates of Deposit (Continued)
Bank of Nova Scotia, (cont’d.)
SOFR + 0.150%	0.200%(c)	10/20/22	80,000	$79,989,310
SOFR + 0.160%	0.210(c)	07/08/22	100,000	100,023,536

BNP Paribas Fortis SA	0.120	11/19/21	155,000	155,004,518
BNP Paribas SA,
SOFR + 0.130%	0.180(c)	05/05/22	65,000	65,001,846
SOFR + 0.130%	0.180(c)	06/10/22	31,000	31,001,583

BNP Paribas SA	0.110	11/01/21	200,000	200,000,666
Canadian Imperial Bank of Commerce,
1 Month BSBY + 0.100%	0.159(c)	01/24/22	69,000	69,000,000
3 Month LIBOR + 0.090%	0.209(c)	12/03/21	9,000	8,999,291
3 Month LIBOR + 0.100%	0.214(c)	12/13/21	107,000	107,008,273
SOFR + 0.150%	0.200(c)	10/13/22	150,000	149,745,900
US Federal Funds Effective Rate + 0.100%	0.180(c)	06/08/22	150,000	150,000,000
US Federal Funds Effective Rate + 0.110%	0.190(c)	08/15/22	75,000	75,000,000

Citibank NA	0.160	06/06/22	175,000	174,986,100

Citibank NA	0.180	02/03/22	29,000	29,005,079
Credit Agricole Corporate and Investment Bank,
SOFR + 0.120%	0.170(c)	05/27/22	90,000	90,005,945
US Federal Funds Effective Rate + 0.080%	0.160(c)	05/17/22	100,000	99,999,138
US Federal Funds Effective Rate + 0.080%	0.160(c)	05/20/22	90,000	90,000,000
Credit Industriel et Commercial,
3 Month LIBOR + 0.010%	0.124(c)	03/11/22	245,000	245,014,053
US Federal Funds Effective Rate + 0.090%	0.170(c)	05/03/22	190,000	190,000,000

MIZUHO Bank Ltd.	0.130	01/26/22	248,000	247,995,097

MIZUHO Bank Ltd.	0.220	02/09/22	97,000	97,021,041

MUFG Bank Ltd.	0.230	11/01/21	120,000	120,001,799

MUFG Bank Ltd.	0.300	10/25/22	30,000	29,979,905
Natixis SA,
3 Month LIBOR + 0.030%	0.155(c)	11/15/21	35,000	35,000,120
3 Month LIBOR + 0.030%	0.160(c)	01/21/22	133,000	133,026,476
3 Month LIBOR + 0.040%	0.172(c)	01/20/22	30,000	30,006,701
SOFR + 0.120%	0.170(c)	06/17/22	50,000	50,000,944

Nordea Bank Abp	0.100	11/18/21	25,000	25,000,347

Nordea Bank Abp, 3 Month LIBOR + 0.230%	0.366(c)	01/28/22	23,466	23,483,936

Norinchukin Bank	0.130	01/21/22	50,000	50,000,000

Norinchukin Bank	0.130	01/24/22	102,000	101,998,767

Norinchukin Bank	0.240	11/16/21	165,000	165,013,188

Royal Bank of Canada, 3 Month LIBOR + 0.110%	0.228(c)	12/16/21	150,000	150,021,729
Skandinaviska Enskilda Banken AB	0.190	11/09/21	98,000	98,003,593

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Certificates of Deposit (Continued)

Skandinaviska Enskilda Banken AB	0.230%	05/03/22	21,000	$21,004,204

Sumitomo Mitsui Banking Corp.	0.150	02/01/22	42,000	42,001,440

Sumitomo Mitsui Banking Corp.	0.170	01/19/22	50,000	50,005,458

Sumitomo Mitsui Banking Corp.	0.200	04/25/22	35,000	34,993,775

Sumitomo Mitsui Banking Corp.	0.200	05/04/22	50,000	49,988,843

Svenska Handelsbanken AB, 3 Month LIBOR + 0.030%	0.151(c)	05/31/22	145,000	145,008,517
Toronto-Dominion Bank (The)	0.200	07/28/22	115,000	114,946,976

Toronto-Dominion Bank (The)	0.210	07/18/22	250,000	249,919,773

Toronto-Dominion Bank (The), SOFR + 0.140%	0.190(c)	08/02/22	193,000	193,004,578
Westpac Banking Corp.,
3 Month LIBOR + 0.010%	0.138(c)	01/24/22	70,000	69,994,370
SOFR + 0.130%	0.180(c)	09/01/22	39,500	39,494,492
SOFR + 0.130%	0.180(c)	09/02/22	55,000	54,990,893
SOFR + 0.130%	0.180(c)	09/09/22	80,000	79,984,842
SOFR + 0.140%	0.190(c)	10/07/22	150,000	149,974,680

Total Certificates of Deposit (cost $5,729,534,314)				5,729,098,178
Commercial Paper 36.7%
Adventist Health System/Sunbelt Inc.	0.100(n)	11/05/21	125,042	125,040,054
Bank of America Securities, Inc.,
144A	0.000(cc)	10/26/22	27,000	27,000,000
144A	0.090(n)	12/06/21	100,000	99,989,444
144A	0.100(n)	12/02/21	193,000	192,981,773
144A	0.100(n)	12/27/21	15,000	14,997,542
144A	0.130(n)	11/02/21	80,500	80,499,258
144A	0.130(n)	12/08/21	4,000	3,999,556
144A	0.210(n)	05/20/22	142,000	141,833,450
144A, USOIS + 0.120%	0.200(c)	10/14/22	25,000	24,997,599

Bank of Nova Scotia, 144A, 3 Month LIBOR + 0.000%	0.125(c)	11/09/21	24,000	24,000,347
Baptist Health South Florida, Inc.	0.090(n)	11/29/21	15,000	14,996,900
BNP Paribas SA,
144A	0.160(n)	03/07/22	25,000	24,990,504
144A, 3 Month LIBOR + 0.030%	0.148(c)	02/02/22	135,000	135,034,552
BPCE SA,
144A	0.125(n)	01/14/22	103,000	102,981,714
144A	0.200(n)	11/01/21	65,000	64,999,621
Caisse des Depots et Consignations,
144A	0.090(n)	11/01/21	100,000	99,999,417

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Caisse des Depots et Consignations, (cont’d.)
144A	0.125%(n)	01/18/22	171,000	$170,953,830
144A	0.135(n)	02/22/22	122,000	121,946,144

Canadian Imperial Bank of Commerce, 144A, 3 Month LIBOR + 0.110%	0.335(c)	01/04/22	121,000	121,035,887
CDP Financial, Inc.,
144A	0.080(n)	11/12/21	50,000	49,998,658
144A	0.090(n)	11/01/21	65,000	64,999,664
144A	0.090(n)	11/29/21	50,000	49,996,555
144A	0.090(n)	12/07/21	15,000	14,998,700
144A	0.090(n)	12/20/21	35,000	34,995,955
144A	0.100(n)	12/01/21	75,000	74,994,500
144A	0.100(n)	12/06/21	25,000	24,997,889
144A	0.100(n)	12/13/21	38,000	37,996,200
144A	0.100(n)	01/18/22	49,000	48,988,093
144A	0.110(n)	01/04/22	15,000	14,997,515
144A	0.110(n)	01/12/22	150,000	149,968,750
144A	0.110(n)	01/21/22	180,000	179,952,961
144A	0.120(n)	01/19/22	65,000	64,983,862
Citigroup Global Markets Inc.,
144A	0.170(n)	12/03/21	42,000	41,996,325
144A	0.180(n)	11/04/21	70,000	69,999,137
144A	0.180(n)	01/10/22	60,000	59,987,468
144A	0.190(n)	12/02/21	133,500	133,488,652
144A	0.190(n)	09/23/22	45,000	44,883,205
144A	0.210(n)	07/12/22	97,000	96,847,559

Commonwealth Bank of Australia, 144A, 3 Month LIBOR + 0.010%	0.131(c)	01/31/22	45,000	44,999,762
Dallas Fort Worth International Airport	0.110	11/29/21	17,000	16,999,859
DNB Bank ASA,
144A, 3 Month LIBOR + 0.010%	0.134(c)	01/24/22	85,000	85,011,325
144A, 3 Month LIBOR + 0.010%	0.146(c)	01/28/22	119,500	119,519,410
Federation Des Caisses Desjardins,
144A	0.075(n)	11/19/21	97,300	97,295,800
144A	0.075(n)	11/22/21	100,000	99,994,733
144A	0.080(n)	11/18/21	172,000	171,993,120
144A	0.095(n)	12/09/21	149,000	148,984,727
144A	0.100(n)	11/04/21	30,000	29,999,730
144A	0.100(n)	12/15/21	100,000	99,988,250
144A	0.100(n)	12/20/21	90,000	89,988,300
144A	0.100(n)	01/05/22	35,000	34,993,521
144A	0.100(n)	01/06/22	30,000	29,994,308

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Federation Des Caisses Desjardins, (cont’d.)
144A	0.107%(n)	01/07/22	155,000	$154,969,862
FMS Wertmanagement,
144A	0.135(n)	02/02/22	10,250	10,246,392
144A	0.135(n)	02/03/22	100,000	99,964,433
Goldman Sachs International,
144A	0.100(n)	12/01/21	422,000	421,957,450
144A	0.130(n)	12/28/21	81,000	80,985,150
144A	0.150(n)	02/01/22	130,000	129,950,257
144A	0.251(n)	09/23/22	45,000	44,866,755
144A	0.251(n)	09/26/22	65,000	64,803,382

HSBC Bank PLC, 144A	0.271(n)	02/03/22	50,000	49,972,382
Hydro-Quebec, 144A	0.080(n)	12/15/21	98,000	97,992,195
Indiana University Health, Inc. Obligated Group	0.120	02/17/22	10,000	9,999,696
John Deere Ltd.,
144A	0.090(n)	11/15/21	45,000	44,998,512
144A	0.090(n)	11/16/21	30,000	29,998,950
JPMorgan Securities LLC,
144A	0.170(n)	04/12/22	75,000	74,941,562
144A	0.200(n)	07/14/22	62,000	61,904,024
144A	0.200(n)	07/27/22	5,000	4,991,651
144A	0.220	10/04/22	50,000	49,966,366
144A	0.231(n)	04/05/22	91,000	90,935,698
144A, SOFR + 0.120%	0.170(c)	05/17/22	200,000	200,005,214
144A, SOFR + 0.120%	0.170(c)	06/15/22	95,000	94,998,141
144A, SOFR + 0.140%	0.190(c)	01/25/22	49,000	49,007,223
144A, SOFR + 0.140%	0.190(c)	01/26/22	55,000	55,008,065
144A, SOFR + 0.140%	0.190(c)	08/08/22	75,000	74,994,561
144A, SOFR + 0.140%	0.190(c)	08/11/22	76,500	76,493,692
144A, SOFR + 0.140%	0.190(c)	09/01/22	30,000	29,993,261

JPMorgan Securities LLC	0.170(n)	03/28/22	60,000	59,962,500
Kreditanstalt fuer Wiederaufbau,
144A	0.080(n)	11/02/21	87,000	86,999,420
144A	0.085(n)	11/09/21	95,000	94,998,259
144A	0.087(n)	11/10/21	251,000	250,994,980
144A	0.090(n)	11/17/21	68,750	68,747,823
LVMH Moet Hennessy Louis Vuitton SE,
144A	0.070(n)	11/16/21	30,000	29,998,950
144A	0.110(n)	11/18/21	25,000	24,999,028
144A	0.120(n)	02/02/22	50,000	49,981,600

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
LVMH Moet Hennessy Louis Vuitton SE, (cont’d.)
144A	0.140%(n)	12/13/21	40,000	$39,995,500

Michigan State University Board of Trustee	0.100	12/16/21	21,470	21,470,000
Mitsubishi International Corp.,
144A	0.120(n)	11/03/21	27,000	26,999,738
144A	0.120(n)	11/04/21	50,000	49,999,416
144A	0.120(n)	11/08/21	40,000	39,999,211
144A	0.120(n)	01/24/22	40,000	39,988,400
144A	0.150(n)	11/23/21	37,000	36,997,996
144A	0.150(n)	02/22/22	68,000	67,970,201
Mitsubishi UFJ Trust & Banking Corp.,
144A	0.140(n)	01/24/22	35,000	34,990,188
144A	0.160(n)	02/15/22	63,000	62,971,006
144A	0.160(n)	02/22/22	75,000	74,960,608
National Australia Bank Ltd.,
144A, 1 Month LIBOR + 0.070%	0.156(c)	02/11/22	30,000	30,004,577
144A, USOIS + 0.060%	0.140(c)	03/23/22	144,000	143,994,306
National Securities Clearing Corp.,
144A	0.070(n)	11/09/21	100,000	99,997,953
144A	0.070(n)	11/12/21	50,000	49,998,658
144A	0.070(n)	11/30/21	50,000	49,996,444
144A	0.080(n)	11/01/21	32,000	31,999,835
144A	0.080(n)	11/19/21	75,000	74,996,762
144A	0.100(n)	01/18/22	165,000	164,962,504

Natixis SA	0.105(n)	12/01/21	40,000	39,997,067

Natixis SA	0.200(n)	11/01/21	180,000	179,998,951

Natixis SA	0.210(n)	01/03/22	15,000	14,997,690
Nestle Finance International Ltd.,
144A	0.060(n)	11/02/21	105,000	104,999,405
144A	0.060(n)	11/15/21	69,300	69,298,364
144A	0.070(n)	11/09/21	77,800	77,798,692
144A	0.070(n)	11/16/21	85,000	84,997,875
144A	0.100(n)	11/05/21	85,000	84,999,008

Nordea Bank Abp, 144A	0.150(n)	02/18/22	85,000	84,972,233
OMERS Finance Trust,
144A	0.070(n)	11/24/21	60,000	59,995,753
144A	0.080(n)	11/29/21	100,000	99,990,356
144A	0.090(n)	11/15/21	19,997	19,996,235
Ontario Teachers’ Finance Trust,
144A	0.107(n)	11/02/21	85,000	84,999,433

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Ontario Teachers’ Finance Trust, (cont’d.)
144A	0.110%(n)	11/10/21	25,000	$24,999,500

Permanent University Fund - Texas A&M University System	0.020	12/01/21	15,000	14,999,387
Port Authority of New York and New Jersey	0.220	02/10/22	10,000	9,999,714

Port Authority of New York and New Jersey	0.230	03/08/22	5,325	5,325,000
Province of Alberta,
144A	0.080(n)	11/17/21	193,000	192,991,852
144A	0.090(n)	12/13/21	83,750	83,740,578
144A	0.110(n)	11/19/21	8,200	8,199,617
144A	0.130(n)	01/06/22	47,000	46,993,424
144A	0.130(n)	01/18/22	40,000	39,993,070
144A	0.130(n)	02/10/22	24,000	23,994,453
144A	0.145(n)	03/01/22	50,000	49,985,991
144A	0.150(n)	01/14/22	100,000	99,983,744
144A	0.155(n)	11/04/21	24,000	23,999,692
144A	0.160(n)	12/15/21	24,000	23,997,149
144A	0.190(n)	04/13/22	50,000	49,974,408

Province of Quebec, 144A	0.080(n)	12/01/21	70,000	69,996,150
PSP Capital, Inc.,
144A	0.080(n)	11/15/21	50,000	49,998,323
144A	0.090(n)	11/01/21	100,000	99,999,483
144A	0.090(n)	11/03/21	60,000	59,999,467
144A	0.090(n)	11/05/21	100,000	99,998,736
144A	0.090(n)	12/06/21	25,000	24,997,889
144A	0.100(n)	11/22/21	75,000	74,996,200
144A	0.106(n)	01/25/22	170,000	169,959,275
144A	0.110(n)	01/18/22	80,000	79,983,620
144A	0.130(n)	01/10/22	60,000	59,989,901

Queensland Treasury Corp.	0.080(n)	11/12/21	95,000	94,997,784

Queensland Treasury Corp.	0.100(n)	01/04/22	75,000	74,989,950

Queensland Treasury Corp.	0.100(n)	01/06/22	50,000	49,993,004
Royal Bank of Canada,
144A, 3 Month LIBOR + 0.020%	0.144(c)	01/10/22	157,000	157,022,024
144A, 3 Month LIBOR + 0.040%	0.172(c)	03/25/22	47,500	47,507,194
144A, 3 Month LIBOR + 0.050%	0.178(c)	08/01/22	100,000	100,020,618
144A, USOIS + 0.110%	0.190(c)	07/13/22	125,000	125,008,831

Societe Generale SA, 144A, 3 Month LIBOR + 0.050%	0.176(c)	11/01/21	170,000	170,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Sumitomo Mitsui Trust Bank Ltd.,
144A	0.130%(n)	01/11/22	35,000	$34,992,518
144A	0.140(n)	01/26/22	61,500	61,481,907
144A	0.140(n)	01/27/22	24,000	23,992,800
144A	0.160(n)	02/09/22	42,000	41,983,537

Svenska Handelsbanken AB, 144A, 3 Month LIBOR + 0.010%	0.140(c)	01/21/22	88,000	88,013,783
Swedbank AB	0.100(n)	11/02/21	40,000	39,999,778

Swedbank AB	0.120(n)	11/03/21	100,000	99,999,306

Swedbank AB	0.120(n)	11/04/21	67,000	66,999,442

Texas Public Finance Auth.	0.090	11/23/21	43,500	43,499,709

Texas Public Finance Auth.	0.150	11/04/21	18,000	18,000,088

Texas Public Finance Auth.	0.150	11/09/21	40,000	40,000,332

Texas Public Finance Auth.	0.150	11/16/21	27,400	27,400,000

Texas Public Finance Auth.	0.150	11/18/21	16,000	16,000,000

Toronto-Dominion Bank (The), 144A, 3 Month LIBOR + 0.090%	0.209(c)	12/03/21	22,000	22,002,528
Total Capital Canada Ltd., 144A	0.110(n)	11/02/21	292,500	292,497,628
TotalEnergies Capital Canada Ltd.,
144A	0.080(n)	11/09/21	31,250	31,249,265
144A	0.080	11/10/21	31,100	31,099,191
144A	0.080(n)	11/16/21	45,310	45,308,142
144A	0.090(n)	11/29/21	15,050	15,048,834

TotalEnergies Capital SA, 144A	0.060(n)	11/01/21	45,000	44,999,753
Toyota Finance Australia Ltd.	0.160(n)	01/25/22	80,000	79,976,729
Toyota Industries Commercial Finance, Inc., 144A	0.100(n)	12/17/21	35,000	34,996,046
Toyota Motor Finance Netherlands BV	0.150(n)	01/12/22	60,000	59,985,625
UBS AG,
144A	0.240(n)	03/30/22	10,000	9,992,273
144A	0.251(n)	07/12/22	178,000	177,677,227
144A, SOFR + 0.170%	0.220(c)	08/18/22	25,000	24,997,274
144A, SOFR + 0.170%	0.220(c)	09/21/22	32,000	31,992,404
144A, SOFR + 0.190%	0.240(c)	06/15/22	50,000	50,003,731

University of Texas System (The)	0.080	11/10/21	15,000	15,000,138

University of Texas System (The)	0.090	12/13/21	12,500	12,499,883
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.000%	0.136(c)	01/28/22	78,000	78,012,670
144A, 3 Month LIBOR + 0.010%	0.137(c)	01/14/22	70,000	70,008,387

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Westpac Banking Corp., (cont’d.)
144A, 3 Month LIBOR + 0.020%	0.144%(c)	01/10/22	75,000	$75,011,973

Total Commercial Paper (cost $12,954,263,312)				12,954,432,813
Corporate Bonds 1.4%
Auto Manufacturers 1.2%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.220% (Cap N/A, Floor 0.000%)	0.270(c)	03/28/22	100,000	100,049,664
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	0.275(c)	02/14/22	57,000	57,008,085
Sr. Unsec’d. Notes, MTN, SOFR + 0.230%	0.280(c)	12/13/21	250,000	250,007,500
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)	0.811(c)	01/11/22	8,000	8,009,536
				415,074,785
Banks 0.2%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	0.220	01/13/22	40,000	40,006,918
US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.180%	0.310(c)	01/21/22	28,000	28,005,930
				68,012,848

Total Corporate Bonds (cost $483,044,945)				483,087,633
Repurchase Agreements 18.2%
Amherst Pierpont Securities LLC,
0.055%, dated 10/27/21, due 11/03/21 in the amount of $250,002,674 collateralized by FHLB (coupon rates 3.250%-4.100%, maturity dates 11/16/28-12/06/30), FHLMC (coupon rates 2.500%-6.500%, maturity dates 09/01/39-11/01/51), FNMA (coupon rates 2.500%-7.500%, maturity dates 10/01/27-09/01/37) and GNMA (coupon rates 1.890%-5.000%, maturity dates 06/20/29-09/20/71), with the aggregate value, including accrued interest, of $255,002,727			250,000	250,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Amherst Pierpont Securities LLC, (cont’d.)
0.055%, dated 10/28/21, due 11/04/21 in the amount of $250,002,674 collateralized by FFCSB (coupon rates 0.630%-2.750%, maturity dates 10/21/24-04/22/41), FHLB (coupon rates 0.000%-2.300%, maturity dates 01/28/22-10/27/34), FHLMC (coupon rates 2.000%-4.500%, maturity dates 10/01/35-11/01/51), FNMA (coupon rates 3.000%-4.500%, maturity dates 08/01/33-10/01/51) and GNMA (coupon rates 2.100%-3.500%, maturity dates 09/15/42-10/15/56), with the aggregate value, including accrued interest, of $255,002,727	250,000	$250,000,000
0.05%, dated 10/29/21, due 11/01/21 in the amount of $500,002,083 collateralized by FFCSB (coupon rates 1.300%-2.420%, maturity dates 03/23/27-12/18/34), FHLB (coupon rates 0.000%-5.500%, maturity dates 11/26/21-07/15/36), FHLMC (coupon rates 1.500%-5.000%, maturity dates 07/01/26-11/01/51), FNMA (coupon rates 0.875%-6.500%, maturity dates 02/01/27-11/01/51), GNMA (coupon rates 1.947%-2.773%, maturity dates 05/20/69-09/20/71) and SLMA (coupon rate 0.000%, maturity date 10/03/22), with the aggregate value, including accrued interest, of $510,002,125	500,000	500,000,000
Canadian Imperial Bank of Commerce,
0.055%, dated 07/28/21, due 01/28/22 in the amount of $150,042,167 collateralized by FHLMC (coupon rates 2.000%-4.000%, maturity dates 08/01/23-04/01/51), FNMA (coupon rates 2.000%-4.500%, maturity dates 10/01/27-09/01/51), GNMA (coupon rate 3.000%, maturity date 03/20/50) and U.S. Treasury Securities (coupon rates 2.250%-3.000%, maturity dates 11/15/44-08/15/46), with the aggregate value, including accrued interest, of $153,022,527	150,000	150,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Canadian Imperial Bank of Commerce, (cont’d.)
0.05%, dated 09/27/21, due 11/04/21 in the amount of $210,011,083 collateralized by U.S. Treasury Securities (coupon rates 0.000%-3.625%, maturity dates 02/28/22-08/15/51), with the aggregate value, including accrued interest, of $214,210,443	210,000	$210,000,000
Cantor Fitzgerald & Co.,
0.05%, dated 10/29/21, due 11/01/21 in the amount of $250,001,042 collateralized by FHLMC (coupon rates 2.000%-5.875%, maturity dates 03/01/22-11/01/51), FNMA (coupon rates 1.293%-8.500%, maturity dates 06/01/22-11/01/51), GNMA (coupon rates 1.960%-4.500%, maturity dates 02/15/27-07/20/71) and U.S. Treasury Securities (coupon rates 0.000%-2.500%, maturity dates 10/31/21-11/15/29), with the aggregate value, including accrued interest, of $255,001,063	250,000	250,000,000
CF Secured LLC,
0.05%, dated 10/29/21, due 11/01/21 in the amount of $900,003,750 collateralized by FFCSB (coupon rate 1.570%, maturity date 09/15/32), FHLMC (coupon rates 0.000%-4.000%, maturity dates 11/01/28-04/01/51), FNMA (coupon rates 0.000%-5.000%, maturity dates 06/01/24-11/01/51), GNMA (coupon rates 1.921%-4.700%, maturity dates 01/15/41-07/20/69) and U.S. Treasury Securities (coupon rates 0.250%-4.375%, maturity dates 09/30/23-02/15/46), with the aggregate value, including accrued interest, of $918,003,825	900,000	900,000,000
Credit Agricole Corporate & Investment Bank,
0.05%, dated 10/29/21, due 11/01/21 in the amount of $22,741,095 collateralized by U.S. Treasury Securities (coupon rate 3.625%, maturity date 04/15/28), with the aggregate value, including accrued interest, of $23,196,006	22,741	22,741,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Goldman Sachs & Co.,
0.055%, dated 10/26/21, due 11/02/21 in the amount of $270,002,888 collateralized by and GNMA (coupon rates 2.130%-5.500%, maturity dates 04/20/32-01/15/60), with the aggregate value, including accrued interest, of $275,401,262	270,000	$270,000,000
ING Financial Markets LLC,
0.055%, dated 10/22/21, due 11/24/21 in the amount of $160,008,067 collateralized by FHLMC (coupon rates 1.924%-7.000%, maturity dates 11/01/29-09/01/51), FNMA (coupon rates 1.500%-5.500%, maturity dates 11/01/28-10/01/51) and GNMA (coupon rates 2.500%-3.000%, maturity dates 10/20/49-06/20/51), with the aggregate value, including accrued interest, of $163,200,000	160,000	160,000,000
0.05%, dated 10/26/21, due 11/02/21 in the amount of $100,000,972 collateralized by U.S. Treasury Securities (coupon rates 0.000%-3.125%, maturity dates 11/18/21-08/15/50), with the aggregate value, including accrued interest, of $102,000,012	100,000	100,000,000
NatWest Markets Securities, Inc.,
0.05%, dated 10/26/21, due 11/02/21 in the amount of $200,001,944 collateralized by U.S. Treasury Securities (coupon rates 0.625%-0.875%, maturity dates 10/15/24-06/30/26), with the aggregate value, including accrued interest, of $204,002,057	200,000	200,000,000
Nomura Securities International, Inc.,
0.05%, dated 10/29/21, due 11/01/21 in the amount of $675,002,813 collateralized by FHLMC (coupon rates 2.375%-3.000%, maturity dates 01/13/22-10/01/51), FNMA (coupon rates 1.625%-4.500%, maturity dates 01/07/25-10/01/51), GNMA (coupon rates 3.000%-4.000%, maturity dates 04/20/48-10/20/51) and U.S. Treasury Securities (coupon rates 0.000%-2.500%, maturity dates 10/31/21-08/15/51), with the aggregate value, including accrued interest, of $688,502,869	675,000	675,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
RBC Dominion Securities, Inc.,
0.05%, dated 08/24/21, due 12/06/21 in the amount of $312,045,067 collateralized by FHLMC (coupon rate 3.000%, maturity dates 10/01/49-12/01/50), FNMA (coupon rates 4.000%-5.000%, maturity dates 05/01/38-08/01/48), GNMA (coupon rates 2.000%-5.000%, maturity dates 08/15/40-07/20/51) and U.S. Treasury Securities (coupon rates 0.000%-6.000%, maturity dates 10/31/21-05/15/51), with the aggregate value, including accrued interest, of $318,240,026	312,000	$312,000,000
0.05%, dated 08/24/21, due 12/07/21 in the amount of $363,052,938 collateralized by FHLMC (coupon rate 3.000%, maturity dates 07/01/49-12/01/50), FNMA (coupon rates 3.000%-5.500%, maturity dates 06/01/36-01/01/50), GNMA (coupon rates 2.000%-4.500%, maturity dates 08/15/39-07/20/51) and U.S. Treasury Securities (coupon rates 0.000%-3.000%, maturity dates 03/31/23-02/15/51), with the aggregate value, including accrued interest, of $370,260,060	363,000	363,000,000
0.05%, dated 10/29/21, due 11/01/21 in the amount of $295,001,229 collateralized by and GNMA (coupon rate 2.000%, maturity date 01/20/51) and U.S. Treasury Securities (coupon rates 0.000%-3.750%, maturity dates 10/31/21-02/15/50), with the aggregate value, including accrued interest, of $300,900,093	295,000	295,000,000
0.005%, dated 10/29/21, due 11/01/21 in the amount of $95,000,040 collateralized by U.S. Treasury Securities (coupon rates 1.500%-2.250%, maturity dates 03/31/23-04/30/24), with the aggregate value, including accrued interest, of $96,900,095	95,000	95,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
Santander Bank NA,
0.055%, dated 10/29/21, due 11/01/21 in the amount of $1,000,004,583 collateralized by FHLMC (coupon rates 2.000%-4.500%, maturity dates 08/01/28-10/01/51), FNMA (coupon rates 2.000%-4.000%, maturity dates 07/01/37-10/01/51) and U.S. Treasury Securities (coupon rate 0.375%, maturity date 03/31/22), with the aggregate value, including accrued interest, of $1,016,748,209			1,000,000	$1,000,000,000
Standard Chartered Bank,
0.05%, dated 10/29/21, due 11/01/21 in the amount of $400,001,667 collateralized by and GNMA (coupon rates 2.500%-3.500%, maturity dates 05/15/43-09/20/51) and U.S. Treasury Securities (coupon rates 0.000%-2.750%, maturity dates 01/04/22-05/15/31), with the aggregate value, including accrued interest, of $408,001,771			400,000	400,000,000

Total Repurchase Agreements (cost $6,402,741,000)				6,402,741,000
Sovereign Bond 0.1%
Export Development Canada (Canada), Sr. Unsec’d. Notes, 144A, EMTN (cost $25,016,749)	0.295%	06/29/22	25,000	25,002,054
Time Deposits 1.2%
ABN AMRO Bank NV	0.080	11/02/21	250,000	250,000,000
Australia & New Zealand Banking Group Ltd.	0.120	12/21/21	60,000	60,000,000
Australia & New Zealand Banking Group Ltd.	0.125	01/03/22	90,000	90,000,000
Australia & New Zealand Banking Group Ltd.	0.130	01/03/22	29,000	29,000,000

Total Time Deposits (cost $429,000,000)				429,000,000
U.S. Government Agency Obligations 0.9%
Federal Farm Credit Bank	0.000(cc)	11/29/21	35,000	34,999,452

Federal Farm Credit Bank, 3 Month LIBOR + (0.090)% (Cap N/A, Floor 0.000%)	0.028(c)	12/16/21	55,000	55,004,557

Federal Home Loan Bank	0.050	01/25/22	52,000	51,990,660

Federal Home Loan Bank	0.060	03/29/22	124,000	123,970,827

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(Continued)

Federal Home Loan Bank, 1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)	0.066%(c)	12/17/21	45,000	$45,000,238

Total U.S. Government Agency Obligations (cost $310,994,673)				310,965,734
U.S. Treasury Obligations(n) 24.0%
U.S. Cash Management Bill	0.061	11/01/21	646,950	646,950,000

U.S. Cash Management Bill	0.098	12/15/21	703,000	702,922,670

U.S. Treasury Bills	0.050	11/23/21	183,000	182,994,424

U.S. Treasury Bills	0.053	11/12/21	404,000	403,994,910

U.S. Treasury Bills	0.057	12/02/21	383,000	382,979,387

U.S. Treasury Bills	0.058	11/02/21	655,000	654,999,672

U.S. Treasury Bills	0.058	11/04/21	442,000	441,998,709

U.S. Treasury Bills	0.058	12/23/21	210,000	209,974,974

U.S. Treasury Bills	0.060	11/09/21	389,000	388,997,514

U.S. Treasury Bills	0.060	01/06/22	114,000	113,985,857

U.S. Treasury Bills	0.061	11/18/21	279,000	278,993,413

U.S. Treasury Bills	0.063	11/16/21	184,000	183,996,602

U.S. Treasury Bills	0.063	12/16/21	766,000	765,925,790

U.S. Treasury Bills	0.068	12/09/21	407,000	406,971,718

U.S. Treasury Bills	0.076	12/07/21	497,000	496,972,044

U.S. Treasury Bills	0.079	12/14/21	1,093,000	1,092,918,408

U.S. Treasury Bills	0.084	12/21/21	1,092,000	1,091,890,046

Total U.S. Treasury Obligations (cost $8,447,426,169)				8,447,466,138

Total Short-Term Investments (cost $34,782,021,162)				34,781,793,550

TOTAL INVESTMENTS 99.4% (cost $35,045,110,856)				35,044,892,942
Other assets in excess of liabilities 0.6%				206,498,345

Net Assets 100.0%				$35,251,391,287

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2021
BSBY	Bloomberg Short-Term Bank Yield Index
EMTN	Euro Medium Term Note
FFCSB	Federal Farm Credit System Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRDD	Floating Rate Daily Demand Note
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SLMA	Student Loan Marketing Association
SOFR	Secured Overnight Financing Rate
USOIS	United States Overnight Index Swap

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).